UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F-NT

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 29, 2007

Check here if Amendment [  ];          Amendment Number:______
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:    IQ Investment Advisers, LLC
Address: 4 World Financial Center
         New York, New York 10080

13F File Number: 028-11165

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael Fuccile
Title: Director
Phone: (609)-282-3277

Signature, Place and Date of Signing:

_____________________
/s/ Michael Fuccile
Princeton Corps Campus
800 Scudders Mill Rd
Plainsboro, NJ 08536
August 14, 2007

Report Type (Check only one.):

[ ]      13F HOLDINGS REPORT.

[X]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager

Form 13F File Number    Name
--------------------    --------------------------
     028-03554          MERRILL LYNCH AND CO., INC.
     028-11405          Nuveen Asset Management, Inc.
     028-02701          PEA Capital (Allianz)
     028-12016          BlackRock Investment Management, LLC